Schedule of Investments (unaudited) January 31, 2020	iShares® Global Green Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds & Notes

Australia — 1.0%
Australia & New Zealand Banking Group Ltd., Series TCD, 3.25%, 06/03/20(a)	AUD	100	$67,416
National Australia Bank Ltd.
0.35%, 09/07/22(a)	EUR	100	112,342
0.63%, 08/30/23(a)	EUR	100	113,755
4.00%, 12/16/21	AUD	50	35,286
Westpac Banking Corp.
0.63%, 11/22/24(a)	EUR	100	114,020
3.10%, 06/03/21(a)	AUD	100	68,736
Woolworths Group Ltd., 2.85%, 04/23/24	AUD	50	35,263

			546,818

Austria — 0.6%
Raiffeisen Bank International AG
0.25%, 07/05/21(a)	EUR	100	111,451
0.38%, 09/25/26(a)	EUR	100	111,069
Verbund AG, 1.50%, 11/20/24(a)	EUR	100	119,336

			341,856

Brazil — 0.7%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27(b)	USD	150	165,841
Suzano Austria GmbH, 5.75%, 07/14/26(a)	USD	200	226,142

			391,983

Canada — 0.9%
Bank of Nova Scotia (The), 2.38%, 01/18/23	USD	100	102,011
Brookfield Renewable Partners ULC, 4.25%, 01/15/29 (Call 10/15/28)	CAD	75	63,137
Ontario Power Generation Inc., 4.25%, 01/18/49 (Call 07/18/48)	CAD	160	150,787
Royal Bank of Canada, 0.25%, 05/02/24(a)	EUR	100	111,841
Toronto-Dominion Bank (The), 1.85%, 09/11/20	USD	75	75,067

			502,843

China — 1.8%
Bank of China Ltd./Luxembourg
0.75%, 07/12/21(a)	EUR	100	111,961
2.25%, 07/12/21(a)	USD	200	200,506
CGNPC International Ltd., 2.00%, 09/11/25(a)	EUR	100	119,904
China Construction Bank Corp./Luxembourg, 0.05%, 10/22/22(a)	EUR	100	110,797
China Development Bank, 0.38%, 11/16/21(a)	EUR	200	223,223
Industrial & Commercial Bank of China Ltd./Singapore, 0.25%, 04/25/22(a)	EUR	100	111,356
Three Gorges Finance II Cayman Islands Ltd., 1.30%, 06/21/24(a)	EUR	100	115,472

			993,219

Czech Republic — 0.2%
CPI Property Group SA, 1.63%, 04/23/27 (Call 01/23/27)(a)	EUR	100	111,836

Denmark — 1.1%
Danske Bank AS, 1.63%, 03/15/24(a)	EUR	100	116,100
Orsted A/S
1.50%, 11/26/29 (Call 08/26/29)(a)	EUR	100	123,957
2.13%, 05/17/27 (Call 02/17/27)(a)	GBP	100	139,306
Orsted AS
1.75%, 12/09/3019 (Call 09/09/27)(a)(c)	EUR	100	113,377
2.25%, 11/24/3017 (Call 08/24/24)(a)(c)	EUR	100	116,538

			609,278

Security		Par (000)	Value

Finland — 0.6%
Nordea Bank Abp
0.30%, 06/30/22(a)	EUR	100	$112,191
0.38%, 05/28/26(a)	EUR	100	113,022
OP Corporate Bank PLC, 0.38%, 02/26/24(a)	EUR	100	112,948

			338,161

France — 9.3%
ALD SA, 1.25%, 10/11/22(a)	EUR	100	114,485
BNP Paribas SA
0.50%, 06/04/26 (Call 06/04/25)(a)(c)	EUR	100	111,961
1.00%, 04/17/24(a)	EUR	100	114,873
1.13%, 08/28/24(a)	EUR	100	115,599
BPCE SA, 0.13%, 12/04/24(a)	EUR	100	111,315
Ceetrus SA, Series ., 2.75%, 11/26/26 (Call 08/26/26)(a)	EUR	100	118,583
CNP Assurances, 2.00%, 07/27/50 (Call 07/27/30)(a)(c)	EUR	100	114,008
Covivio, 1.13%, 09/17/31 (Call 06/17/31)(a)	EUR	100	115,576
Credit Agricole Home Loan SFH SA, 0.05%, 12/06/29(a)	EUR	200	223,628
Credit Agricole SA, 0.38%, 10/21/25(a)	EUR	200	222,855
Credit Agricole SA/London, 0.75%, 12/05/23(a)	EUR	100	114,381
Electricite de France SA
1.00%, 10/13/26 (Call 07/13/26)(a)	EUR	300	354,263
2.25%, 04/27/21(a)	EUR	100	114,190
3.63%, 10/13/25 (Call 07/13/25)(b)(d)	USD	150	162,090
Engie SA
0.38%, 02/28/23 (Call 11/28/22)(a)	EUR	100	112,600
0.38%, 06/21/27 (Call 03/20/27)(a)	EUR	100	113,255
0.50%, 10/24/30 (Call 07/24/30)(a)	EUR	100	112,917
0.88%, 03/27/24 (Call 12/27/23)(a)	EUR	100	115,591
1.38%, (Call 01/16/23)(a)(c)(e)	EUR	200	223,856
1.38%, 02/28/29 (Call 11/28/28)(a)	EUR	100	122,224
1.38%, 06/21/39 (Call 03/21/39)(a)	EUR	100	120,312
1.50%, 03/27/28 (Call 12/27/27)(a)	EUR	100	123,001
3.25%, (Call 11/28/24)(a)(c)(e)	EUR	100	121,595
HSBC France SA, 0.63%, 12/03/20	EUR	100	111,651
ICADE, 1.50%, 09/13/27 (Call 06/13/27)(a)	EUR	100	119,415
La Banque Postale SA, 1.38%, 04/24/29(a)	EUR	100	119,246
La Poste SA, 1.45%, 11/30/28(a)	EUR	100	122,369
Regie Autonome des Transports Parisiens, 0.35%, 06/20/29(a)	EUR	100	114,443
SNCF Reseau
1.00%, 11/09/31(a)	EUR	100	121,041
1.88%, 03/30/34(a)	EUR	200	268,240
2.25%, 12/20/47(a)	EUR	200	297,689
Societe Generale SA, 0.13%, 10/05/21(a)	EUR	100	111,495
Societe Generale SFH SA, 0.13%, 07/18/29(a)	EUR	200	225,665
Unibail-Rodamco-Westfield SE, 2.50%, 02/26/24(a)	EUR	150	183,857

			5,068,269

Germany — 10.6%
Berlin Hyp AG
0.01%, 07/19/27(a)	EUR	100	112,688
0.50%, 09/26/23(a)	EUR	100	112,808
1.13%, 10/25/27(a)	EUR	100	117,738
1.50%, 04/18/28(a)	EUR	100	121,134
Series 201, 0.13%, 10/23/23(a)	EUR	100	112,864
Series 211, 0.63%, 10/22/25(a)	EUR	100	116,717
Commerzbank AG, 1.25%, 10/23/23(a)	EUR	100	114,823
Deutsche Hypothekenbank AG
0.13%, 11/23/23(a)	EUR	100	112,823
0.25%, 12/10/24(a)	EUR	100	113,910
Deutsche Kreditbank AG, 0.75%, 09/26/24(a)	EUR	100	114,121

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Global Green Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
E.ON SE
0.00%, 08/28/24 (Call 05/28/24)(a)(f)	EUR	100	$110,563
0.35%, 02/28/30 (Call 11/28/29)(a)	EUR	100	109,365
0.38%, 09/29/27 (Call 06/29/27)(a)	EUR	100	111,830
EnBW Energie Baden-Wuerttemberg AG, 1.13%, 11/05/79 (Call 08/05/24)(a)(c)	EUR	100	111,232
EnBW International Finance BV, 1.88%, 10/31/33 (Call 07/31/33)(a)	EUR	75	98,761
Innogy Finance BV, 1.25%, 10/19/27 (Call 07/19/27)(a)	EUR	150	178,815
KfW
0.00%, 05/05/27(a)	EUR	600	680,759
0.05%, 05/30/24	EUR	150	170,339
0.13%, 06/03/22	SEK	1,000	103,856
0.25%, 06/30/25	EUR	300	344,934
0.50%, 09/28/26(a)	EUR	100	117,393
0.88%, 09/15/26(a)	GBP	100	132,801
1.25%, 08/28/23	NOK	500	53,763
1.38%, 02/02/28(a)	SEK	1,100	122,367
1.50%, 07/24/24	AUD	100	68,291
1.63%, 06/05/20(a)	GBP	100	132,204
1.75%, 09/14/29	USD	300	304,377
1.88%, 11/30/20	USD	50	50,137
2.00%, 11/30/21	USD	350	353,731
2.00%, 09/29/22	USD	200	203,272
2.40%, 07/02/20(a)	AUD	150	101,018
Landesbank Baden-Wuerttemberg
0.13%, 06/27/23(a)	EUR	100	112,763
0.20%, 12/13/21(a)	EUR	100	111,466
Series 806, 0.38%, 05/24/24(a)	EUR	100	111,814
Series 809, 0.38%, 07/29/26(a)	EUR	100	111,395
Muenchener Hypothekenbank eG, Series 1803, 0.25%, 12/13/23(a)	EUR	50	56,758
NRW Bank
0.00%, 10/15/29(f)	EUR	75	83,905
0.38%, 11/17/26(a)	EUR	50	57,830
0.50%, 09/13/27(a)	EUR	75	87,749
0.63%, 02/02/29(a)	EUR	75	88,937
0.75%, 06/30/28(a)	EUR	75	89,644
0.88%, 11/10/25(a)	EUR	75	88,898

			5,810,593

Hong Kong — 0.2%
Rail Transit International Development Co. Ltd., 1.63%, 06/22/22(a)	EUR	100	113,409

India — 0.8%
Axis Bank Ltd./Dubai, 2.88%, 06/01/21(a)	USD	200	200,954
State Bank of India/London, 4.50%, 09/28/23(a)	USD	200	213,098

			414,052

Ireland — 0.2%
ESB Finance DAC, 1.13%, 06/11/30 (Call 03/11/30)(a)	EUR	100	118,454

Italy — 3.0%
A2A SpA, 1.00%, 07/16/29 (Call 04/16/29)(a)	EUR	100	116,421
Assicurazioni Generali SpA, 2.12%, 10/01/30(a)	EUR	100	114,455
Enel Finance International NV
1.00%, 09/16/24(a)	EUR	125	144,975
1.13%, 09/16/26 (Call 06/16/26)(a)	EUR	150	176,599
1.50%, 07/21/25 (Call 04/21/25)(a)	EUR	200	238,558
ERG SpA, 1.88%, 04/11/25 (Call 01/11/25)(a)	EUR	100	118,656
Ferrovie dello Stato Italiane SpA, 0.88%, 12/07/23(a)	EUR	100	113,974

Security		Par (000)	Value

Italy (continued)
Hera SpA, 0.88%, 07/05/27 (Call 04/05/27)(a)	EUR	100	$115,464
Intesa Sanpaolo SpA, 0.88%, 06/27/22(a)	EUR	100	113,040
Iren SpA
1.50%, 10/24/27 (Call 07/24/27)(a)	EUR	100	119,656
1.95%, 09/19/25 (Call 06/19/25)(a)	EUR	100	121,187
Unione di Banche Italiane SpA, 1.50%, 04/10/24(a)	EUR	100	114,726

			1,607,711

Japan — 1.4%
Mitsubishi UFJ Financial Group Inc.
0.98%, 10/09/23(a)	EUR	200	229,074
2.53%, 09/13/23(b)	USD	200	204,188
Mizuho Financial Group Inc., 0.96%, 10/16/24(a)	EUR	100	115,227
Sumitomo Mitsui Financial Group Inc.
0.47%, 05/30/24(a)	EUR	100	112,523
0.93%, 10/11/24(a)	EUR	100	115,045

			776,057

Lithuania — 0.2%
Ignitis Grupe UAB, 2.00%, 07/14/27(a)	EUR	100	121,817

Luxembourg — 0.3%
Prologis International Funding II SA, 0.88%, 07/09/29 (Call 04/09/29)(a)	EUR	125	141,965

Netherlands — 6.2%
ABN AMRO Bank NV
0.50%, 04/15/26(a)	EUR	100	113,855
0.63%, 05/31/22(a)	EUR	50	56,416
0.75%, 06/09/20(a)	EUR	50	55,611
0.88%, 04/22/25(a)	EUR	100	115,773
Alliander NV, 0.88%, 04/22/26 (Call 01/22/26)(a)	EUR	100	117,385
Cooperatieve Rabobank UA
0.13%, 10/11/21(a)	EUR	100	111,541
0.25%, 10/30/26(a)	EUR	100	110,986
de Volksbank NV, 0.01%, 09/16/24(a)	EUR	100	110,789
ING Bank NV, 0.75%, 11/24/20(a)	EUR	100	111,745
ING Groep NV
2.50%, 11/15/30(a)	EUR	200	265,492
4.63%, 01/06/26(d)	USD	200	226,282
LeasePlan Corp. NV, 1.38%, 03/07/24(a)	EUR	100	115,686
Nederlandse Waterschapsbank NV
0.70%, 01/25/23(a)	SEK	550	57,687
1.00%, 09/03/25(a)	EUR	200	238,392
2.38%, 03/24/26(d)	USD	200	209,764
PostNL NV, 0.63%, 09/23/26 (Call 06/23/26)	EUR	100	112,137
Royal Schiphol Group NV, 1.50%, 11/05/30 (Call 08/05/30)(a)	EUR	100	124,770
TenneT Holding BV
0.75%, 06/26/25 (Call 03/26/25)(a)	EUR	100	115,580
0.88%, 06/03/30 (Call 03/03/30)(a)	EUR	100	116,810
1.00%, 06/13/26 (Call 03/13/26)(a)	EUR	100	117,794
1.25%, 10/24/33 (Call 07/24/33)(a)	EUR	150	180,802
1.38%, 06/26/29 (Call 03/26/29)(a)	EUR	100	122,101
1.50%, 06/03/39 (Call 03/03/39)(a)	EUR	100	122,765
1.75%, 06/04/27 (Call 03/04/27)(a)	EUR	100	124,213
2.00%, 06/05/34 (Call 03/05/34)(a)	EUR	100	131,990
Vesteda Finance BV, 1.50%, 05/24/27 (Call 02/24/27)(a)	EUR	100	117,994

			3,404,360

Norway — 1.4%
DNB Boligkreditt AS
0.63%, 06/19/25(a)	EUR	175	203,042

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Global Green Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Norway (continued)
0.75%, 01/31/24(a)	SEK	2,000	$210,528
SpareBank 1 Boligkreditt AS, 0.50%, 01/30/25(a)	EUR	200	230,144
Sparebanken Soer Boligkreditt AS, 0.01%, 10/26/26(a)	EUR	100	112,006

			755,720

Portugal — 0.4%
EDP Finance BV
0.38%, 09/16/26 (Call 06/16/26)(a)	EUR	100	111,499
1.88%, 10/13/25(a)	EUR	100	121,435

			232,934

South Korea — 1.4%
Hyundai Capital Services Inc., 2.88%, 03/16/21(a)	USD	200	201,644
Korea Electric Power Corp., 2.50%, 06/24/24(a)	USD	200	204,968
LG Chem Ltd.
0.50%, 04/15/23(a)	EUR	100	112,066
3.25%, 10/15/24(a)	USD	200	208,916

			727,594

Spain — 3.6%
Adif - Alta Velocidad, 0.80%, 07/05/23(a)	EUR	100	114,281
Banco Bilbao Vizcaya Argentaria SA
1.00%, 06/21/26(a)	EUR	200	229,892
1.38%, 05/14/25(a)	EUR	100	116,964
Banco Santander SA, 0.30%, 10/04/26(a)	EUR	100	111,355
Iberdrola Finanzas SA
1.00%, 03/07/24 (Call 12/07/23)(a)	EUR	200	231,355
1.00%, 03/07/25 (Call 12/07/24)(a)	EUR	100	116,674
1.25%, 10/28/26 (Call 07/28/26)(a)	EUR	100	119,698
1.25%, 09/13/27(a)	EUR	100	120,702
Iberdrola International BV
0.38%, 09/15/25(a)	EUR	100	113,392
1.13%, 04/21/26(a)	EUR	100	118,655
1.88%, (Call 02/22/23)(a)(c)(e)	EUR	200	228,218
2.63%, (Call 03/26/24)(a)(c)(e)	EUR	100	118,298
3.25%, (Call 11/12/24)(a)(c)(e)	EUR	100	121,640
Naturgy Finance BV Co., 0.88%, 05/15/25 (Call 02/15/25)(a)	EUR	100	115,664

			1,976,788

Sweden — 0.6%
Skandinaviska Enskilda Banken AB, 0.30%, 02/17/22(a)	EUR	100	111,835
Svenska Handelsbanken AB, 0.38%, 07/03/23(a)	EUR	100	112,741
Vattenfall AB, 0.50%, 06/24/26 (Call 03/24/26)(a)	EUR	100	113,287

			337,863

United Arab Emirates — 0.4%
MAF Sukuk Ltd., 3.93%, 02/28/30(a)	USD	200	207,134

United Kingdom — 1.7%
Barclays PLC, 0.63%, 11/14/23 (Call 11/14/22)(a)(c)	EUR	100	112,245
Clarion Funding PLC, 1.88%, 01/22/35(a)	GBP	100	133,928
Greater Gabbard OFTO PLC, 4.14%, 11/29/32(a)	GBP	83	129,652
Gwynt y Mor OFTO PLC, 2.78%, 02/17/34(a)	GBP	85	121,874
HSBC Holdings PLC, 1.50%, 12/04/24 (Call 12/04/23)(a)(c)	EUR	100	116,478
SSE PLC
0.88%, 09/06/25 (Call 06/06/25)(a)	EUR	150	172,911
1.38%, 09/04/27 (Call 06/04/27)(a)	EUR	100	119,640

			906,728

United States — 9.6%
Alexandria Real Estate Equities Inc.
3.80%, 04/15/26 (Call 02/15/26)	USD	50	54,586
4.00%, 01/15/24 (Call 12/15/23)	USD	125	134,744

Security		Par (000)	Value

United States (continued)
Apple Inc.
2.85%, 02/23/23 (Call 12/23/22)	USD	200	$207,176
3.00%, 06/20/27 (Call 03/20/27)(b)	USD	100	106,743
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	USD	100	104,481
3.80%, 06/01/29 (Call 03/01/29)	USD	150	163,446
Bank of America Corp.
2.46%, 10/22/25 (Call 10/22/24)(c)	USD	300	306,369
3.50%, 05/17/22 (Call 05/17/21)(c)	USD	275	281,069
Boston Properties LP
3.40%, 06/21/29 (Call 03/21/29)	USD	125	134,409
4.50%, 12/01/28 (Call 09/01/28)	USD	150	174,601
Citigroup Inc., 0.50%, 01/29/22 (Call 12/29/21)(a)	EUR	100	112,164
Digital Euro Finco LLC, 2.50%, 01/16/26 (Call 10/16/25)(a)	EUR	200	245,260
Digital Realty Trust LP, 3.95%, 07/01/22 (Call 05/01/22)(b)	USD	75	78,592
DTE Electric Co.
3.95%, 03/01/49 (Call 09/01/48)	USD	35	41,839
Series A, 4.05%, 05/15/48 (Call 11/15/47)	USD	100	119,853
Duke Energy Carolinas LLC, 3.95%, 11/15/28 (Call 08/15/28)	USD	100	113,644
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)	USD	125	128,016
Duke Energy Progress LLC, 3.45%, 03/15/29 (Call 12/15/28)	USD	75	82,435
Duke Realty LP, 2.88%, 11/15/29 (Call 08/15/29)	USD	100	103,237
ERP Operating LP, 4.15%, 12/01/28 (Call 09/01/28)	USD	100	114,844
Evergy Kansas Central Inc., 2.55%, 07/01/26 (Call 04/01/26)	USD	50	51,285
Interstate Power & Light Co.
3.50%, 09/30/49 (Call 03/30/49)	USD	50	52,495
3.60%, 04/01/29 (Call 01/01/29)	USD	50	54,649
4.10%, 09/26/28 (Call 06/26/28)	USD	50	56,750
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	USD	100	106,917
Kilroy Realty LP, 4.75%, 12/15/28 (Call 09/15/28)	USD	100	115,976
Massachusetts Institute of Technology, 3.96%, 07/01/38	USD	75	90,165
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	USD	50	53,335
3.15%, 04/15/50 (Call 10/15/49)	USD	75	78,602
3.65%, 04/15/29 (Call 01/15/29)(b)	USD	250	279,672
3.65%, 08/01/48 (Call 02/01/48)	USD	50	56,738
3.95%, 08/01/47 (Call 02/01/47)	USD	150	177,490
4.25%, 07/15/49 (Call 01/15/49)	USD	175	217,721
Northern States Power Co./MN, 2.90%, 03/01/50 (Call 09/01/49)	USD	100	100,903
NSTAR Electric Co., 3.25%, 05/15/29 (Call 02/15/29)	USD	100	108,179
Public Service Co. of Colorado
3.70%, 06/15/28 (Call 12/15/27)	USD	125	139,934
4.10%, 06/15/48 (Call 12/15/47)	USD	50	61,200
Southern Power Co.
1.85%, 06/20/26	EUR	100	122,353
4.15%, 12/01/25 (Call 09/01/25)	USD	125	137,961
Southwestern Public Service Co., 3.75%, 06/15/49 (Call 12/15/48)	USD	25	28,438
Toyota Motor Credit Corp., 0.00%, 07/21/21(a)(f)	EUR	100	111,213
Verizon Communications Inc., 3.88%, 02/08/29 (Call 11/08/28)	USD	155	174,504

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Global Green Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Welltower Inc., 2.70%, 02/15/27 (Call 12/15/26)	USD	75	$76,847

			5,260,835

Total Corporate Bonds & Notes — 58.2% (Cost: $30,941,823)			31,818,277

Foreign Government Obligations

Australia — 0.9%
New South Wales Treasury Corp., 3.00%, 11/15/28(a)	AUD	300	230,360
Queensland Treasury Corp.
2.50%, 03/06/29(a)	AUD	225	165,934
3.00%, 03/22/24(a)(d)	AUD	100	72,673

			468,967

Belgium — 2.2%
Kingdom of Belgium Government Bond, Series 86 1.25%, 04/22/33(a)	EUR	925	1,189,796

Canada — 2.4%
City of Toronto Canada, 3.20%, 08/01/48	CAD	100	87,314
CPPIB Capital Inc., 3.00%, 06/15/28(a)	CAD	250	205,310
Export Development Canada, 1.80%, 09/01/22	CAD	150	114,165
Province of Ontario Canada
1.95%, 01/27/23	CAD	300	229,085
2.65%, 02/05/25	CAD	400	316,092
Province of Quebec Canada
1.65%, 03/03/22	CAD	75	56,805
2.25%, 02/22/24	CAD	150	116,200
2.45%, 03/01/23	CAD	225	174,473

			1,299,444

Chile — 1.2%
Chile Government International Bond
0.83%, 07/02/31 (Call 04/02/31)	EUR	200	225,512
1.25%, 01/29/40 (Call 10/31/39)	EUR	200	221,268
3.50%, 01/25/50 (Call 07/25/49)	USD	200	217,370

			664,150

Denmark — 0.6%
Kommunekredit, 0.75%, 05/18/27(a)	EUR	250	296,449

Finland — 0.4%
Municipality Finance PLC
0.05%, 09/06/29(a)	EUR	100	112,919
0.75%, 09/07/27(a)	EUR	100	119,503

			232,422

France — 11.5%
Agence Francaise de Developpement EPIC
0.50%, 10/31/25(a)	EUR	100	115,427
1.38%, 09/17/24(a)	EUR	100	119,444
Caisse des Depots et Consignations, 0.00%, 06/19/24(a)(f)	EUR	100	112,998
Caisse Francaise de Financement Local, 0.10%, 11/13/29(a)	EUR	100	112,589
French Republic Government Bond OAT, 1.75%, 06/25/39(a)(d)	EUR	2,845	4,015,223
Regie Autonome des Transports Parisiens, 0.88%, 05/25/27(a)	EUR	100	118,981
Region of Ile de France
0.50%, 06/14/25(a)	EUR	100	115,667
0.63%, 04/23/27(a)	EUR	100	116,826
1.38%, 06/20/33(a)	EUR	100	127,790
2.38%, 04/24/26(a)	EUR	100	128,778

Security		Par (000)	Value

France (continued)
SNCF Reseau
0.75%, 05/25/36(a)	EUR	200	$232,226
0.88%, 01/22/29(a)	EUR	100	119,250
Societe Du Grand Paris EPIC
1.13%, 10/22/28(a)	EUR	300	366,830
1.13%, 05/25/34(a)	EUR	300	372,139
1.70%, 05/25/50(a)	EUR	100	137,054

			6,311,222

Indonesia — 0.8%
Perusahaan Penerbit SBSN Indonesia III
3.75%, 03/01/23(a)(b)	USD	200	208,814
3.90%, 08/20/24(a)(b)	USD	200	213,274

			422,088

Ireland — 1.6%
Ireland Government Bond, 1.35%, 03/18/31(a)	EUR	690	881,559

Netherlands — 2.2%
Netherlands Government Bond, 0.50%, 01/15/40(a)(d)	EUR	1,005	1,220,293

Norway — 0.4%
Kommunalbanken AS
1.38%, 10/26/20(d)	USD	200	199,732
2.70%, 09/05/23	AUD	50	35,458

			235,190

Poland — 1.1%
Republic of Poland Government International Bond
0.50%, 12/20/21(a)	EUR	100	112,638
1.00%, 03/07/29(a)	EUR	225	271,437
1.13%, 08/07/26(a)	EUR	100	119,696
2.00%, 03/08/49(a)	EUR	75	105,263

			609,034

Spain — 0.6%
Adif - Alta Velocidad, 1.25%, 05/04/26(a)	EUR	100	118,646
Adif Alta Velocidad, 0.95%, 04/30/27(a)	EUR	100	116,793
Instituto de Credito Oficial, 0.20%, 01/31/24(a)	EUR	100	112,710

			348,149

Supranational — 12.5%
African Development Bank, 3.00%, 12/06/21	USD	150	154,250
Asian Development Bank
0.00%, 10/24/29(f)	EUR	150	168,614
0.35%, 07/16/25	EUR	75	86,391
0.63%, 09/15/26	GBP	50	65,160
2.13%, 03/19/25	USD	50	51,748
2.38%, 08/10/27	USD	100	106,074
2.45%, 01/17/24	AUD	150	106,151
3.13%, 09/26/28	USD	150	168,889
Series 5Y, 1.88%, 08/10/22	USD	275	278,393
EUROFIMA
0.15%, 10/10/34(a)	EUR	100	108,862
0.25%, 02/09/24(a)	EUR	100	113,379
European Bank for Reconstruction & Development
0.00%, 01/10/24(f)	EUR	100	112,768
1.88%, 07/15/21	USD	150	150,866
European Investment Bank
0.38%, 05/15/26(a)	EUR	150	174,453
0.50%, 07/19/22(a)	SEK	400	41,841
0.50%, 11/15/23(a)	EUR	300	346,383
0.50%, 11/13/37	EUR	200	238,281
0.75%, 11/15/24(a)	GBP	125	165,187

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Global Green Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Supranational (continued)
1.00%, 11/14/42(a)	EUR	50	$64,938
1.13%, 09/16/21(a)	CAD	200	150,065
1.13%, 11/15/32	EUR	50	63,847
1.25%, 11/13/26(a)	EUR	250	309,080
1.50%, 03/02/27	SEK	1,900	212,528
1.50%, 11/15/47	EUR	175	256,260
1.63%, 02/04/25(a)	CHF	50	57,913
1.63%, 10/09/29	USD	200	200,870
2.13%, 04/13/26	USD	225	234,022
2.25%, 03/07/20(a)	GBP	100	131,999
2.38%, 01/18/23(a)	CAD	50	38,633
2.38%, 05/24/27	USD	325	344,890
2.50%, 10/15/24	USD	125	131,304
2.70%, 01/12/23(a)	AUD	150	105,544
2.88%, 06/13/25(d)	USD	200	215,082
3.30%, 02/03/28	AUD	150	115,887
IDB Trust Services Ltd., 0.04%, 12/04/24(a)	EUR	150	166,898
International Bank for Reconstruction & Development
0.63%, 11/22/27	EUR	200	237,598
1.75%, 11/22/21 (Call 05/22/20)	USD	50	50,022
2.13%, 03/03/25	USD	150	155,313
2.90%, 11/26/25	AUD	100	73,700
Series GDIF, 3.13%, 11/20/25	USD	150	164,211
International Finance Corp.
1.25%, 12/15/23	GBP	50	67,230
2.00%, 10/24/22	USD	125	127,150
2.13%, 04/07/26	USD	125	129,844
Nordic Investment Bank
0.13%, 06/10/24(a)	EUR	200	227,651
0.16%, 04/23/20	SEK	500	51,873
0.50%, 11/03/25(a)	EUR	100	116,649

			6,838,691

Sweden — 0.9%
Kommuninvest I Sverige AB
0.38%, 03/27/24(a)	SEK	1,000	104,299
1.88%, 06/01/21(d)	USD	200	201,002
Svensk Exportkredit AB, 1.88%, 06/23/20	USD	200	200,178

			505,479

United Kingdom — 0.3%
Transport for London, 2.13%, 04/24/25(a)	GBP	100	139,757

Total Foreign Government Obligations — 39.6% (Cost: $20,665,750)			21,662,690

Security	Par/ Shares (000)	Value

Municipal Debt Obligations

United States — 0.1%
District of Columbia Water & Sewer Authority RB, Series A, 4.81%, 10/01/2114	$50	$70,588

Total Municipal Debt Obligations — 0.1% (Cost: $51,425)		70,588

Short-Term Investments

Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(g)(h)(i)	958	958,318
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(g)(h)	487	487,000

		1,445,318

Total Short-Term Investments — 2.6% (Cost: $1,445,193)		1,445,318

Total Investments in Securities — 100.5% (Cost: $53,104,191)		54,996,873

Other Assets, Less Liabilities — (0.5)%		(295,582)

Net Assets — 100.0%		$54,701,291

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	All or a portion of this security is on loan.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Perpetual security with no stated maturity date.
(f)	Zero-coupon bond.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Global Green Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	631	327	958	$958,318	$828	(b)	$(25)	$79
BlackRock Cash Funds: Treasury, SL Agency Shares	610	(123)	487	487,000	3,797		—	—

				$1,445,318	$4,625		$(25)	$79

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	2	03/20/20	$263	$(190)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	2,256,000	USD	1,705,286	CITI	02/04/20	$504
CHF	60,000	USD	62,068	BOA	02/04/20	144
DKK	400,000	USD	59,172	TDB	02/04/20	145
EUR	6,325,000	USD	6,986,595	BOA	02/04/20	22,772
EUR	6,455,000	USD	7,131,483	CITI	02/04/20	21,949
EUR	6,325,000	USD	6,987,227	GS	02/04/20	22,139
EUR	6,325,000	USD	6,987,227	JPM	02/04/20	22,139
EUR	6,312,500	USD	6,976,512	TDB	02/04/20	19,002
GBP	140,000	USD	184,548	CITI	02/04/20	—
GBP	970,000	USD	1,273,562	JPM	02/04/20	5,093
NOK	500,000	USD	54,228	BOA	02/04/20	15
SEK	8,720,000	USD	902,813	BOA	02/04/20	1,878
USD	1,048,952	AUD	1,498,000	BNP	02/04/20	46,116
USD	124,263	AUD	180,000	GS	02/04/20	3,762
USD	162,529	AUD	240,000	MS	02/04/20	1,861
USD	375,020	CAD	490,000	GS	02/04/20	4,525
USD	1,352,228	CAD	1,766,000	MS	02/04/20	16,933
USD	59,605	DKK	400,000	GS	02/04/20	287
USD	5,643,782	EUR	5,035,000	BOA	02/04/20	63,994
USD	5,878,964	EUR	5,245,000	CITI	02/04/20	66,454
USD	7,114,696	EUR	6,390,000	GS	02/04/20	33,297
USD	5,645,660	EUR	5,035,000	JPM	02/04/20	65,872
USD	5,653,096	EUR	5,042,500	MS	02/04/20	64,997
USD	5,641,783	EUR	5,035,000	TDB	02/04/20	61,995
USD	56,834	NOK	500,000	TDB	02/04/20	2,591
USD	894,137	SEK	8,360,000	BOA	02/04/20	26,796
USD	38,093	SEK	360,000	GS	02/04/20	743

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Global Green Bond ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,285,695	AUD	1,918,000	BOA	03/03/20	$1,024

						577,027

AUD	1,918,000	USD	1,285,060	BOA	02/04/20	(1,055)
EUR	170,000	USD	191,209	CITI	02/04/20	(2,815)
USD	61,929	CHF	60,000	BOA	02/04/20	(282)
USD	130,159	GBP	100,000	GS	02/04/20	(1,661)
USD	1,142,291	GBP	870,000	MS	02/04/20	(4,543)
USD	1,705,241	CAD	2,256,000	CITI	03/03/20	(477)
USD	62,189	CHF	60,000	BOA	03/03/20	(144)
USD	59,286	DKK	400,000	TDB	03/03/20	(145)
USD	6,998,619	EUR	6,325,000	BOA	03/03/20	(22,776)
USD	7,143,778	EUR	6,455,000	CITI	03/03/20	(21,930)
USD	6,999,213	EUR	6,325,000	GS	03/03/20	(22,182)
USD	7,776,309	EUR	7,025,000	JPM	03/03/20	(22,158)
USD	6,988,506	EUR	6,312,500	TDB	03/03/20	(19,013)
USD	184,686	GBP	140,000	CITI	03/03/20	(1)
USD	1,274,522	GBP	970,000	JPM	03/03/20	(5,097)
USD	54,234	NOK	500,000	BOA	03/03/20	(15)
USD	904,007	SEK	8,720,000	BOA	03/03/20	(1,882)

						(126,176)

	Net unrealized appreciation					$450,851

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$31,818,277	$—	$31,818,277
Foreign Government Obligations	—	21,662,690	—	21,662,690
Municipal Debt Obligations	—	70,588	—	70,588
Money Market Funds	1,445,318	—	—	1,445,318

	$1,445,318	$53,551,555	$—	$54,996,873

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$577,027	$—	$577,027
Liabilities
Forward Foreign Currency Exchange Contracts	—	(126,176)	—	(126,176)
Futures Contracts	(190)	—	—	(190)

	$(190)	$450,851	$—	$450,661

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Global Green Bond ETF

Portfolio Abbreviations — Fixed Income

CPI	Consumer Price Index

IDB	Industrial Development Board

RB	Revenue Bond

Counterparty Abbreviations

BNP	BNP Paribas SA

BOA	Bank of America N.A.

CITI	Citibank N.A.

GS	Goldman Sachs & Co.

JPM	JPMorgan Chase Bank N.A.

MS	Morgan Stanley & Co. International PLC

TDB	Toronto Dominion Bank

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

NOK	Norwegian Krone

SEK	Swedish Krona

USD	United States Dollar